Revenue	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the services are delivered to customers:

	2023 £’000	2022 £’000	2021 £’000
United Kingdom	£309,365	£270,844	£187,045
North America	258,112	228,112	140,085
Europe	182,551	138,005	107,978
RoW	44,705	17,796	11,190
Total	£794,733	£654,757	£446,298
As at 30 June 2023 revenues generated from customers in the United States of America were £257.3 million (30 June 2022: £225.2 million) and they are included in the North American market. This disclosure has been added in the financial statements for the year ended June 30, 2023, including disaggregated figures for the comparative information presented in respect of the year ended June 30, 2022.

The Group’s revenue by industry sector is as follows:

	2023 £’000	2022 £’000	2021 £’000
Payments and Financial Services	£416,007	£331,842	£226,391
TMT	173,927	163,534	121,045
Other	204,799	159,381	98,862
Total	£794,733	£654,757	£446,298
The Group’s revenue by contract type is as follows:

	2023 £’000	2022 £’000	2021 £’000
Time and materials contracts	£646,237	£522,857	£337,084
Fixed price contracts	148,496	131,900	109,214
Total	£794,733	£654,757	£446,298

As at 30 June 2023, the undiscounted aggregate transaction value of revenue that has not been recognised relating to unsatisfied performance obligations was £104.1 million (30 June 2022: £177.0 million). This relates to fixed price contracts with forward contractual commitments. This revenue is expected to be recognised over the following time periods:

	2023 £’000	2022 £'000

Less than 1 year	64,838	121,735
1 to 2 years	17,758	22,656
2 to 3 years	11,823	13,631
More than 3 years	9,682	18,975
Total	£104,101	£176,997
The Company applies a practical expedient and does not disclose the value of unsatisfied performance obligations for contracts for which it recognises revenues at the amount to which it has the right to invoice for services provided.
Revenue recognised in the year ended June 30, 2023 relating to performance obligations that were satisfied, or partially satisfied, in previous years was not material.